UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
2/28/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

California (0.6%)

CA State G.O. Bonds, 5s, 2/1/38	Aa3	$1,500,000	$1,704,120

			1,704,120
Delaware (0.4%)

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.02s, 10/1/38	VMIG1	1,135,000	1,135,000

			1,135,000
Florida (0.7%)

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5s, 7/1/42	AA	1,980,000	2,226,134

			2,226,134
Guam (1.4%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,131,110

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,650,000	1,854,402

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	600,000	675,852

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	500,000	561,340
5s, 10/1/34	BBB	200,000	219,814

			4,442,518
Indiana (0.6%)

IN State Fin. Auth. VRDN, Ser. A-2, 0.03s, 2/1/37	VMIG1	2,000,000	2,000,000

			2,000,000
Massachusetts (91.3%)

Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5s, 11/1/30	Aa1	500,000	589,285

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5s, 2/15/41	Aa3	2,000,000	2,194,660

Holyoke G.O. Bonds, 5s, 9/1/29	Aa2	770,000	903,641

Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22	Aa2	1,750,000	1,875,510

MA Bay Trans. Auth. Rev. Bonds (Assmt.), Ser. A, 5 1/4s, 7/1/31	AAA	1,000,000	1,297,760

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,855,000	3,051,567
Ser. C, 5 1/2s, 7/1/16 (Escrowed to maturity)	AAA/P	120,000	128,245
Ser. C, 5 1/4s, 7/1/23	AAA	1,335,000	1,677,828
Ser. A, 5s, 7/1/31	AAA	3,390,000	4,239,941

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	1,470,000	1,569,181

MA State G.O. Bonds
Ser. C, AMBAC, 5s, 8/1/37	Aa1	2,000,000	2,183,860
(Construction Loan), Ser. A, 5s, 8/1/27	Aa1	2,000,000	2,258,780
Ser. D, 5s, 10/1/26	Aa1	2,000,000	2,397,900

MA State Rev. Bonds, 5s, 6/15/22	AAA	2,000,000	2,445,520

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.)
5s, 7/1/32	A1	1,000,000	1,147,920
5s, 7/1/28	A1	1,500,000	1,753,185

MA State Clean Wtr. Trust Rev. Bonds (Revolving Fund-Green Bond)
5s, 2/1/40	Aaa	1,500,000	1,739,310
5s, 2/1/34	Aaa	1,975,000	2,317,129

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5 1/2s, 5/1/28	Aa2	3,000,000	3,679,590
Ser. B, 5s, 5/1/43	Aa2	3,100,000	3,479,626
(Green Bond), 5s, 5/1/39	Aa2	1,500,000	1,732,125
Ser. B, 5s, 5/1/37	Aa2	1,500,000	1,697,070
Ser. A, 5s, 5/1/36	Aa2	2,850,000	3,250,083
Ser. A, AGO, 5s, 5/1/28	Aa2	2,270,000	2,535,023

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5s, 1/1/37	A+	2,250,000	2,509,515
5s, 1/1/32	A+	2,775,000	3,120,626

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	775,000	916,593
(Tufts Med. Ctr.), Ser. I, 7 1/4s, 1/1/32	BBB	2,000,000	2,475,180
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	547,179	527,792
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	300,000	338,235
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	6,456,600
(Milford Regl. Med. Ctr.), Ser. F, 5 5/8s, 7/15/36	Baa3	500,000	561,785
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	94,100	81,351
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	900,000	1,019,349
(Berklee College of Music), 5 1/4s, 10/1/41	A2	1,500,000	1,735,845
(New England Conservatory of Music), 5 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	3,000,000	3,420,150
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	4,000,000	4,827,480
(Lesley U.), Ser. B-1, AGM, 5 1/4s, 7/1/33	AA	2,000,000	2,284,640
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	2,400,000	2,616,912
(Carleton-Willard Village), 5 1/4s, 12/1/25	A-	700,000	788,879
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	1,500,000	1,609,875
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	3,400,000	3,622,904
(Brandeis U.), Ser. N, 5s, 10/1/39	A1	450,000	494,388
(Franklin W. Olin College), Ser. E, 5s, 11/1/38	A+	1,000,000	1,131,100
(Tufts U.), Ser. Q, 5s, 8/15/38	Aa2	500,000	585,680
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,171,780
(Lowell Gen. Hosp.), Ser. G, 5s, 7/1/37	BBB	1,630,000	1,764,768
(Brandeis U.), Ser. 0-1, 5s, 10/1/35	A1	1,000,000	1,121,210
(Baystate Med. Oblig. Group), Ser. N, 5s, 7/1/34	A+	1,000,000	1,128,600
(Northeastern U.), 5s, 10/1/31	A2	500,000	566,215
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	AA	2,000,000	2,173,220
(Partners Hlth. Care Syst.), Ser. L, 5s, 7/1/31	AA	4,495,000	5,134,369
(Boston U.), Ser. V-1, 5s, 10/1/29	A1	2,000,000	2,281,720
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,197,168
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,360,000
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,700,955
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5s, 7/1/25	AA-	650,000	775,197
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5s, 7/1/23	AA-	125,000	149,076
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	570,427
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB/P	515,000	535,528
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	468,041	2,869
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	AA	2,000,000	1,260,020
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	AA	2,000,000	1,321,040

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,700,000	2,022,711
(Dominion Energy Brayton Point), 5s, 2/1/36 (Prerefunded 8/1/16)	BBB+	1,000,000	1,063,800

MA State Edl. Fin. Auth. Rev. Bonds
Ser. J, 5 5/8s, 7/1/28	AA	865,000	975,236
(Edl. Loan - Issue 1), 5s, 1/1/27	AA	2,750,000	3,054,068
(Edl. Loan - Issue 1), 4 3/8s, 1/1/32	AA	1,500,000	1,547,715

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	194,574	19
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	3,000,000	3,742,050
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	3,000,000	3,423,660
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	2,203,720
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,518,606
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB+	1,065,000	1,067,939
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	B+	3,000,000	3,001,350
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	AA-	1,030,000	1,156,999
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AA	1,000,000	1,129,550
(Winchester Hosp.), 5 1/4s, 7/1/38	A-	2,225,000	2,445,453
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	3,281,460
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	1,500,000	1,698,615
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	5,000,000	6,498,850
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	1,087,890
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	778,715
(Lowell Gen. Hosp.), Ser. C, 5 1/8s, 7/1/35	BBB	725,000	778,831
(Wheaton Coll.), Ser. F, 5s, 1/1/41	A2	2,000,000	2,233,580
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	AA	1,500,000	1,687,500
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A	1,500,000	1,658,610
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	556,810
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38 (Prerefunded 7/1/17)	Aaa	2,250,000	2,482,628
(Berklee College of Music), Ser. A, 5s, 10/1/37	A2	2,750,000	2,995,850
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	872,236
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	1,000,000	1,054,010
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	300,000	338,964
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	2,791,663
(Northeastern U.), Ser. T-1, 5s, 10/1/30	A2	1,000,000	1,144,800
(Northeastern U.), Ser. T-2, 5s, 10/1/30	A2	2,000,000	2,289,600
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,906,668
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,312,477
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s, 10/1/26	AA-	2,000,000	2,147,580
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,915,434
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,172,227

MA State Hlth. & Edl. Fac. Auth. VRDN
(Baystate Med. Ctr.), Ser. J-2, 0.03s, 7/1/44	VMIG1	800,000	800,000
(Wellesley College), Ser. I, 0.02s, 7/1/39	VMIG1	1,595,000	1,595,000
(Tufts U.), Ser. N-2, 0.02s, 8/15/34	VMIG1	2,200,000	2,200,000

MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser. 126, 4.7s, 6/1/38	Aa2	930,000	935,180

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,594,800
Ser. A, 5.1s, 12/1/30	Aa3	1,475,000	1,558,957
Ser. D, 5.05s, 6/1/40	Aa3	1,555,000	1,629,780
Ser. 157, 4.35s, 12/1/27	Aa2	1,160,000	1,211,608
Ser. 171, 4s, 12/1/44	Aa2	750,000	823,800
Ser. SF-169, 4s, 12/1/44	Aa2	1,800,000	1,960,920
Ser. 160, 3 3/4s, 6/1/34	Aa2	670,000	691,641
Ser. A, 3 1/2s, 12/1/31	Aa3	2,000,000	2,017,520
Ser. A, 3 1/4s, 12/1/27	Aa3	1,870,000	1,877,592

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB	925,000	929,218

MA State Port Auth. Rev. Bonds
Ser. A, 5s, 7/1/34	Aa3	3,500,000	4,016,355
Ser. C, AGM, 5s, 7/1/27	AA	5,000,000	5,462,050
Ser. A, AMBAC, 5s, 7/1/26 (Prerefunded 7/1/15)	Aa3	2,000,000	2,031,700

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5 1/8s, 7/1/41	A	1,765,000	1,926,392
(BOSFUEL), FGIC, NATL, 5s, 7/1/27	AA-	2,500,000	2,692,000

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A
5s, 8/15/30	AA+	3,500,000	4,106,725
AGM, 5s, 8/15/26 (Prerefunded 8/15/15)	AA+	4,000,000	4,087,240

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds
Ser. A, 5s, 5/15/43	AA+	915,000	1,043,503
Ser. B, 5s, 10/15/41	AA+	3,500,000	3,982,230
Ser. B, 5s, 10/15/35	AA+	1,000,000	1,153,480
Ser. B, 5s, 8/15/30	AA+	4,000,000	4,693,400

MA State Trans. Fund Rev. Bonds (Accelerated Bridge Program)
Ser. A, 5s, 6/1/44	Aaa	2,000,000	2,331,200
5s, 6/1/43	Aaa	2,100,000	2,387,280

MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,593,160
Ser. 13, 5s, 8/1/26 (Prerefunded 8/1/17)	Aaa	1,000,000	1,104,530

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Escrowed to maturity)	Aa1	4,000,000	4,473,360
Ser. C, 5 1/4s, 8/1/42	Aa1	3,500,000	4,053,105
Ser. A, NATL, 5s, 8/1/29	Aa1	3,025,000	3,315,219
Ser. A, U.S. Govt. Coll., NATL, 5s, 8/1/29 (Prerefunded 8/1/17)	Aa1	200,000	221,162
Ser. B, AMBAC, 5s, 8/1/26	Aa1	2,000,000	2,262,360

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,713,480

Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa2	2,475,000	2,787,741

North Reading, G.O. Bonds, 5s, 5/15/35	Aa2	3,750,000	4,271,138

U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5s, 11/1/39	Aa2	2,500,000	2,850,775

Worcester, G.O. Bonds (Muni. Purpose Loan), 4s, 11/1/23	Aa3	3,050,000	3,366,163

			285,273,418
Ohio (0.4%)

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95s, 11/1/32	Baa3	300,000	317,937

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), 5s, 7/1/32	A	750,000	849,015

			1,166,952
Pennsylvania (0.3%)

PA State Tpk. Comm. Rev. Bonds, Ser. C, 5s, 12/1/44	A1	700,000	789,705

			789,705
Puerto Rico (2.9%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	BBB-	1,800,000	1,804,050
5 3/8s, 5/15/33	BBB	1,650,000	1,657,541

Cmnwlth. of PR, G.O. Bonds, Ser. A
5 1/2s, 7/1/39	B	1,000,000	691,260
5 1/4s, 7/1/26	B	1,620,000	1,158,365
5 1/8s, 7/1/37	B	750,000	504,398

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA-2, 5.3s, 7/1/35	B	250,000	183,185

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	B	500,000	340,640
Ser. A, 5 3/8s, 8/1/39	B	1,245,000	813,931
Ser. C, 5 1/4s, 8/1/41	B	1,435,000	930,971
Ser. C, 5 1/4s, 8/1/40	B	1,250,000	915,963

			9,000,304
Virgin Islands (0.5%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	600,000	677,766
5s, 10/1/25	Baa2	850,000	955,675

			1,633,441
TOTAL INVESTMENTS

Total investments (cost $286,064,104)(b)			$309,371,592

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $312,325,608.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $285,975,621, resulting in gross unrealized appreciation and depreciation of $25,102,815 and $1,706,844, respectively, or net unrealized appreciation of $23,395,971.
(NON)	This security is non-income-producing.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	29.8%
	Health care	12.9
	Tax bonds	12.7

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$309,371,573	$19

Totals by level	$—	$309,371,573	$19

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015